Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 5,453	$ 7,050
Gross Unrealized Gains	0	1
Gross Unrecognized Losses	(379)	(631)
Estimated Fair Value	5,074	6,420
Allowance for Credit Losses	(1)	(1)	$ (2)
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Holding of securities issued	0	0
Proceeds from sale of debt securities	33,201	0
Gross losses on sale of securities	(3,747)	0
Gross gains on sale of securities	0
Debt securities	195,245	223,484
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	5,453	7,050
Gross Unrealized Gains	0	1
Gross Unrecognized Losses	(379)	(631)
Estimated Fair Value	5,074	6,420
Allowance for Credit Losses	$ (1)	$ (1)